Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary share capital	Share premium and reserves	Foreign currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 153	$ 113,147	$ 557	$ (107,680)	$ 6,177
Loss for the period					(14,308)	(14,308)
Other comprehensive loss				(91)		(91)
Equity component in a convertible loan			2,489			2,489
Share-based payments			687			687
Balance at Dec. 31, 2020		153	116,323	466	(121,988)	(5,046)
Loss for the period					(8,667)	(8,667)
Other comprehensive loss				(469)		(469)
Equity component in a convertible loan			183			183
Exercise of options by employees			3			3
Share-based payments			3,440			3,440
Balance at Jun. 30, 2021		153	119,949	(3)	(130,655)	(10,556)
Balance at Dec. 31, 2020		153	116,323	466	(121,988)	(5,046)
Loss for the period					(18,769)	(18,769)
Other comprehensive loss				(468)		(468)
Exercise of options		2	39			41
Exercise of options		1	34			35
Equity component in a convertible loan	[1]		217			217
Share-based payments	[2]		7,185			7,185
Conversion of convertible loan	[1]	775	14,123			14,898
Shareholders’ contribution to equity	[1]		3,436			3,436
Reduction of share par value	[2]	(896)	896
Conversion of SAFE liability	[1]	8	4,464			4,472
Issuance of share capital, net of issuance costs	[2]	9	5,847			5,856
Issue costs related to conversion of convertible loan	[1]		(3,436)			(3,436)
Exercise of options		1	5			6
Balance at Dec. 31, 2021		51	149,094	(2)	(140,757)	8,386
Loss for the period					(6,135)	(6,135)
Capital contribution from related party	[2]		78			78
Exercise of options by employees		1	15			16
Share-based payments			1,144			1,144
Balance at Jun. 30, 2022		$ 52	$ 150,331	$ (2)	$ (146,892)	$ 3,489

[1]	See note 13.
[2]	See note 12.